U.S. SECURITIES AND EXCHANGE COMMISSION
               Washington, D.C.  20549

                      FORM 24f-2
Annual Notice of Securities Sold Pursuant to Rule 24f-2

Read Instructions at end of Form before preparing Form.
                Please print or type.


1.   Name and address of issuer:
     McM Funds
     One Bush Street
     Suite 800
     San Francisco, CA 94104


2.   Name of each series or class of funds for which this notice is filed:
     SERIES
     McM Equity Investment Fund
     McM Balanced Fund
     McM Fixed Income Fund
     McM Intermediate Fixed Income Fund
     McM Principal Preservation Fund


3.   Investment Company Act File Number:   811-8370

     Securities Act File Number:           33-75708



4.   Last day of fiscal year for which this notice is filed:

                    June 30, 1998



5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuers's 24f-2 declaration:

                                                       [  ]

6.   Date of termination of issuer's declaration under Rule 24f-2(a)(1),
     if applicable     (see instruction A.6):

     N/A




7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
     N/A


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
     N/A


9.   Number and aggregate sale price of securities sold during the fiscal year:

      156,886,919 shares were sold for an aggregate price of $303,584,803



10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

      156,886,919 shares were sold for an aggregate price of $303,584,803



11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

      2,760,883 shares were sold for an aggregate price of $11,890,398




12.  CALCULATION OF REGISTRATION FEE:

      (i) Aggregate sale price of securities sold
          during the fiscal year in reliance on
          Rule 24f-2 (from item 10).....................$ 303,584,803

     (ii) Aggregate price of shares issued
          in connection with dividend reinvestment plans
          (from item 11, if applicable).................+   11,890,398

    (iii) Aggregate price of shares redeemed
          or repurchased during the fiscal year
          (if applicable)...............................-   173,106,316

     (iv) Aggregate price of shares redeemed
          or repurchased and previously applied as a reduction
          to filing fees pursuant to Rule 24e-2
          (if applicable)...............................+         0

      (v) Net aggregate price of securities sold and issued
          during the fiscal year in reliance on Rule 24f-2
          [line(i), plus line (ii), less line (iii),
          plus line (iv)] (if applicable)...............    142,368,885

     (vi) Multiplier prescribed by Section 6(b) of the
          Securities Act of 1933 or other applicable
          law or regulation (see instruction C.6).......x  .000295

    (vii) Fee due
          [line (i) or line (v) multiplied by line (vi)]: $ 41,998.82

INSTRUCTION:   Issuers should complete lines (ii), (iii), (iv), and (v) only if the Form is being filed within 60 days after the close of the issuer's fiscal year. See instruction C.3.



13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commision's Rules of Informal and Other Procedures(17 CFR 202.3a):

                                                       [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     September 15, 1998



                      SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By: (Signature and Title)     /s/ Deane A. Nelson

                         Deane A. Nelson, Vice President and Secretary

Date:  September 16, 1998


     * Please print the name and title of the signing officer below the signature.